Document and Entity Information	Apr. 20, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 20, 2023
Entity Registrant Name	SPHERE ENTERTAINMENT CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39245
Entity Tax Identification Number	84-3755666
Entity Address, Address Line One	Two Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	725
Local Phone Number	258-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SPHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--06-30
Entity Central Index Key	0001795250
Amendment Flag	false